Related party transactions (Details)	Aug. 05, 2020 USD ($) ft²	Aug. 05, 2020 CNY (¥) ft²	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Related party transactions
Due from a related party			$ 116,250
Due to a related party				$ 1,426,631
Yefang Zhang
Related party transactions
Due from a related party			116,250	0
Due to a related party			$ 0	$ 1,426,631
Area of office space leased | ft²	1,006	1,006
Hangzhou Forasen Technology Co., Ltd
Related party transactions
Term of the lease	2 years	2 years
Annual rent	$ 43,095	¥ 283,258